Notes Payable And Senior Notes (Details Of Notes Payable And Senior Notes) (Parenthetical) (Detail)		12 Months Ended							12 Months Ended					12 Months Ended
	Nov. 22, 2004	Dec. 31, 2011 Senior Secured Term Loan [Member]	Dec. 31, 2010 Senior Secured Term Loan [Member]	Dec. 31, 2011 7 5/8% Senior Notes Due December 15, 2012 [Member]		Dec. 31, 2010 7 5/8% Senior Notes Due December 15, 2012 [Member]		Nov. 22, 2004 7 5/8% Senior Notes Due December 15, 2012 [Member]	Dec. 31, 2011 10 3/4% Senior Notes Due April 1, 2013 [Member]		Dec. 31, 2010 10 3/4% Senior Notes Due April 1, 2013 [Member]		Mar. 17, 2003 10 3/4% Senior Notes Due April 1, 2013 [Member]	Dec. 31, 2011 7 1/2% Senior Notes Due February 15, 2014 [Member]		Dec. 31, 2010 7 1/2% Senior Notes Due February 15, 2014 [Member]		Feb. 06, 2004 7 1/2% Senior Notes Due February 15, 2014 [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date		Oct. 20, 2014	Oct. 20, 2014	Dec. 15, 2012	[1]	Dec. 15, 2012	[1]		Apr. 01, 2013	[1]	Apr. 01, 2013	[1]		Feb. 15, 2014	[1]	Feb. 15, 2014	[1]
Debt instrument, interest rate, stated percentage	7.625%			7.625%	[1]	7.625%	[1]	7.625%	10.75%	[1]	10.75%	[1]	10.75%	7.50%	[1]	7.50%	[1]	7.50%

[1]	Classified as Liabilities subject to compromise on the accompanying balance sheet for the year ended December 31, 2011.